Eurocan Holdings, Ltd.

phone: 212 979 8562 | fax: 646 205 0908 | One Union Square West, Suite 610, New York, NY 10003

July 27, 2012

Via EDGAR and Mail

Larry Spirgel

Assistant Director

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4628

Re:	Eurocan Resources Ltd.
Amendment No. 3 to Registration Statement on Form S-1
Registration Statement on Form S-1
filed February 17, 2012
File No. 333-177918

Dear Mr. Spirgel:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 3 to our Registration Statement on Form S-1 (the "Registration Statement"); and

B. Three copies of the Registration Statement that have been marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 3.

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, July 17, 2012. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

Amendment No. 2 to Registration Statement on Form S-1

General

1. In response to the Staff’s comment, we have revised the disclosure to make clear that a market maker must file an application to have our common stock quoted on the OTCBB. We have further disclosed that there is no assurance that we will be able to secure a market maker to quote our stock.

2. In response to the Staff’s comment, we have revised the prospectus throughout to provide the requested disclosure.

We acknowledge that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

We further acknowledge that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Eurocan Holdings Ltd. from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

We further acknowledge that Eurocan Holdings Ltd. may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours very truly,

/s/ Michael Williams

Michael Williams

President

Enclosures